Consolidated statement of changes in equity - USD ($)	Share capital	Share premium	Share-based compensation reserve	Reserve for disposal group held for sale	Foreign currency translation reserve	Other reserves	Accumulated losses	Equity/(deficit) attributable to equity holders of the Parent Company	Non-controlling interests	Total
Beginning balance at Dec. 31, 2021	$ 8,529	$ 88,873,188	$ 36,929,523		$ 450,863		$ (216,066,255)	$ (89,804,152)	$ 66,378	$ (89,737,774)
Profit / (loss) for the year							(116,496,525)	(116,496,525)	(7,082,923)	(123,579,448)
Other comprehensive loss for the year					(5,290,594)			(5,290,594)		(5,290,594)
Total comprehensive loss for the year					(5,290,594)		(116,496,525)	(121,787,119)	(7,082,923)	(128,870,042)
Issuance of shares (note 13)	1,970	31,887,125						31,889,095		31,889,095
Issuance of shares to PIPE Investors	397	39,663,603						39,664,000		39,664,000
Issuance of shares to SPAC shareholders	1,395							1,395		1,395
Conversion of convertible notes	1,612	145,952,505						145,954,117		145,954,117
Recapitalizations costs		121,077,329						121,077,329		121,077,329
Costs attributable to the issuance of shares in connection with the business combination		(8,467,766)						(8,467,766)		(8,467,766)
Fair value of shares earnouts		(75,550,455)						(75,550,455)		(75,550,455)
Acquisition of a subsidiary									2,825,151	2,825,151
Share-based compensation (reversal) charge			(36,155,857)					(36,155,857)		(36,155,857)
Discontinued operations				$ (492,474)	492,474
Total changes in equity	5,374	254,562,341	(36,155,857)	(492,474)	492,474			218,411,858	2,825,151	221,237,009
Ending balance at Dec. 31, 2022	13,903	343,435,529	773,666	(492,474)	(4,347,257)		(332,562,780)	6,820,587	(4,191,394)	2,629,193
Profit / (loss) for the year							3,056,476	3,056,476		3,056,476
Other comprehensive loss for the year				953,002	(6,252,297)			(5,299,295)		(5,299,295)
Total comprehensive loss for the year				953,002	(6,252,297)		3,056,476	(2,242,819)		(2,242,819)
Issuance of shares (note 13)	3,076	3,859,623	(551,640)					3,311,059		3,311,059
Costs attributable to the issuance of shares in connection with the business combination										(8,467,766)
Fair value of shares earnouts										(75,550,455)
Share-based compensation (reversal) charge			285,651					285,651		285,651
Discontinued operations				866,512	(866,512)
Disposal of a subsidiary				779,697				779,697	1,152,077	1,931,774
Total changes in equity	3,076	3,859,623	(265,989)	1,646,209	(866,512)			4,376,407	1,152,077	5,528,484
Ending balance at Dec. 31, 2023	16,979	347,295,152	507,677	2,106,737	(11,466,066)		(329,506,304)	8,954,175	(3,039,317)	5,914,858
Profit / (loss) for the year							(10,338,737)	(10,338,737)	69,044	(10,269,693)
Other comprehensive loss for the year				265,777	(5,137,720)			(4,871,943)		(4,871,943)
Total comprehensive loss for the year				265,777	(5,137,720)		(10,338,737)	(15,210,680)	69,044	(15,141,636)
Issuance of shares (note 13)	7,767	6,588,616						6,596,383		6,596,383
Fair value of shares earnouts										(75,550,455)
Other reserves						$ (1,886,000)		(1,886,000)		(1,886,000)
Share-based compensation (reversal) charge			56,450					56,450		56,450
Total changes in equity	7,767	6,588,616	56,450			1,886,000		8,538,833		8,538,833
Ending balance at Dec. 31, 2024	$ 24,746	$ 353,883,768	$ 564,127	$ 2,372,514	$ (16,603,786)	$ 1,886,000	$ (339,845,041)	$ 2,282,328	$ (2,970,273)	$ (687,945)